NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Research and development costs (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Research and development costs

Research and development costs

Research and development expenses include costs directly attributable to the conduct of research and development projects, including the cost of salaries and other employee benefits, testing expenses, consumable equipment and consulting fees. All costs associated with research and development are expensed as incurred.